UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21552

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                          522 FIFTH AVENUE, 10TH FLOOR
                               NEW YORK, NY 10036
               (Address of principal executive offices) (Zip code)

                              RONAN O'COMHRAI, ESQ.
                 J.P. MORGAN ALTERNATIVE ASSET MANAGEMENT, INC.
                           522 FIFTH AVENUE, FLOOR 10
                               NEW YORK, NY 10036
                     (Name and address of agent for service)

                                    Copy to:
                             Karen H. McMillan, Esq.
                             Shearman & Sterling LLP
                      801 Pennsylvania Avenue NW, Suite 900
                           Washington, D.C. 20004-2604

        registrant's telephone number, including area code: 212-837-1432

                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   For the six months ended September 30, 2005
                                   (Unaudited)

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Statements
                   For the six months ended September 30, 2005
                                   (Unaudited)

                                    CONTENTS

Schedule of Investments.....................................................   1
Statement of Assets, Liabilities and Members' Capital.......................   4
Statement of Operations.....................................................   5
Statement of Changes in Members' Capital....................................   6
Statement of Cash Flows.....................................................   7
Financial Highlights........................................................   8
Notes to Financial Statements...............................................   9
Directors and Officers Biographical Data ...................................  17

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                               September 30, 2005
                                   (Unaudited)

                                                                                                            % OF
                                                                                                           MEMBERS'
STRATEGY                         INVESTMENT FUND                                  COST       FAIR VALUE    CAPITAL       LIQUIDITY
--------                         ---------------                                  ----       ----------    -------       ---------
Distressed Securities            King Street Capital LP                       $ 2,340,000   $  2,720,768     2.43%       Quarterly

Distressed Securities            Ore Hill Fund LP                               3,095,000      3,661,029     3.26%     Semi-Annually

Distressed Securities            Strategic Value Restructuring Fund LP          4,200,000      4,942,095     4.41%        Annually
                                                                              -----------------------------------

                                 TOTAL                                          9,635,000     11,323,892    10.10%
                                                                              -----------------------------------


Long/Short Equities              Black Bear Fund I LP                           2,959,000      3,405,956     3.04%       Quarterly

Long/Short Equities              Eastern Advisor Fund LP                        3,650,000      3,959,914     3.53%        Monthly

Long/Short Equities              Glenview Inst. Partners LP                     2,864,030      4,008,653     3.58%       Quarterly

Long/Short Equities              Lansdowne European Strategy Equity Fund LP     4,327,000      5,206,912     4.65%       Quarterly

Long/Short Equities              LongBow Qualified Partners LP                  3,140,000      3,155,215     2.81%       Quarterly

Long/Short Equities              Narragansett I LP                              2,690,000      2,634,161     2.35%        Annually

Long/Short Equities              Stadia Consumer Fund (QP) LP                   4,280,000      4,158,805     3.71%       Quarterly

Long/Short Equities              Torrey Pines Fund LLC                          3,340,000      3,601,856     3.21%       Quarterly

Long/Short Equities              Whitney New Japan Partners LP                  3,790,234      4,147,815     3.70%       Quarterly
                                                                              -----------------------------------

                                 TOTAL                                         31,040,264     34,279,287    30.58%
                                                                              -----------------------------------


Merger Arbitrage/Event Driven    Deephaven Event Arb Fund LLC                   6,500,000      6,876,711     6.14%        Monthly

Merger Arbitrage/Event Driven    DKR Saturn Event Driven Fund LP                1,817,591      1,709,466     1.53%       Quarterly

Merger Arbitrage/Event Driven    M & M Arbitrage LLC                            2,135,000      2,413,585     2.15%       Quarterly

Merger Arbitrage/Event Driven    Pendragon Fund LLC                             4,490,000      5,393,554     4.81%       Quarterly

Merger Arbitrage/Event Driven    Special K Capital II LP                        1,880,000      1,741,815     1.55%        Annually
                                                                              -----------------------------------

                                 TOTAL                                         16,822,591     18,135,131    16.18%
                                                                              -----------------------------------

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                               September 30, 2005
                                   (Unaudited)

Opportunistic       AQR Global Asset Allocation Inst. Fund II LP              $ 1,685,000   $  1,702,479     1.52%       Quarterly

Opportunistic       Brevan Howard LP                                            2,900,000      3,217,031     2.87%        Monthly

Opportunistic       NorOdin Macro RV LP                                         2,700,000      2,880,568     2.57%       Quarterly

Opportunistic       Traxis Fund Onshore LP                                      3,390,000      3,815,551     3.40%       Quarterly

Opportunistic       Vega Select Opportunities Fund Ltd.                         2,690,000      2,458,350     2.19%        Monthly
                                                                              ------------------------------------

                    TOTAL                                                      13,365,000     14,073,979    12.55%
                                                                              ------------------------------------


Relative Value      AIG DKR Sound Shore Oasis Fund LP                           3,115,000      3,431,568     3.06%       Quarterly

Relative Value      Aviator Partners LP                                            97,386         88,766     0.08%       Quarterly

Relative Value      CQS Capital Structure Arbitrage Fund Ltd.                   1,610,954      1,649,735     1.47%       Quarterly

Relative Value      D.E. Shaw Composite Fund LLC                                3,100,000      3,189,142     2.85%        Annually

Relative Value      D.E. Shaw Oculus Fund LLC                                   3,750,000      4,427,272     3.95%       Quarterly

Relative Value      Precept Domestic Fund II LP                                 1,607,000      1,484,649     1.32%       Quarterly

Relative Value      QVT Associates LP                                           3,580,000      3,906,519     3.49%       Quarterly

Relative Value      Severn River Capital Partners LP                            1,980,000      1,888,220     1.68%       Quarterly

Relative Value      The Obsidian Fund LLC                                       2,840,000      2,973,806     2.65%       Quarterly

Relative Value      Vega Relative Value Fund Ltd                                2,290,000     1,947,984      1.74%        Monthly
                                                                              ------------------------------------

                    TOTAL                                                      23,970,340     24,987,661    22.29%
                                                                              ------------------------------------

Short Selling       Kingsford Capital Partners LP                               1,815,000      1,672,889     1.49%       Quarterly
Short Selling       Rocker Partners LP                                          1,890,000      2,377,462     2.12%        Annually
                                                                              ------------------------------------

                    TOTAL                                                       3,705,000       4,050,351    3.61%
                                                                              ------------------------------------

                    TOTAL INVESTMENTS                                         $98,538,195    106,850,301    95.31%
                                                                              ===========

                    Other Assets, less Liabilities                                             5,254,041     4.69%
                                                                                            ----------------------

                    MEMBERS' CAPITAL                                                        $112,104,342    100.00%
                                                                                            ======================


                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                               September 30, 2005
                                   (Unaudited)

               Investment Objective as a Percentage of Investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

              Long/Short Equities                   32.08%
              Merger Arbitrage/Event Driven         16.97%
              Opportunistic                         13.17%
              Relative Value                        23.39%
              Short Selling                          3.79%
              Distressed Securities                 10.60%

THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 95.31% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE AS DISCLOSED IN NOTE 2B.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 3% annually of net assets and incentive fees of 20% to 30% of net profits earned.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

              Statement of Assets, Liabilities and Members' Capital

                               September 30, 2005
                                   (Unaudited)

ASSETS
Investments in investment funds, at fair value (cost $98,538,195)    $ 106,850,301
Cash and cash equivalents                                                1,048,046
Investments paid in advance                                              4,275,000
Due from investment fund                                                 1,023,255
Interest receivable                                                          5,862
                                                                     -------------
         TOTAL ASSETS                                                  113,202,464
                                                                     -------------

LIABILITIES
Tender offer proceeds payable                                              563,987
Contributions received in advance                                          150,000
Management fees payable                                                    155,102
Professional fees payable                                                  118,717
Due to Investment Manager                                                    3,832
Other accrued expenses                                                     106,484
                                                                     -------------
         TOTAL LIABILITIES                                               1,098,122
                                                                     -------------

NET ASSETS                                                           $ 112,104,342
                                                                     =============

MEMBERS' CAPITAL
Represented by:
Net Capital                                                          $ 103,792,236
Net unrealized gain on investments                                       8,312,106
                                                                     -------------
         MEMBERS' CAPITAL                                            $ 112,104,342
                                                                     =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Operations

                   For the six months ended September 30, 2005
                                   (Unaudited)

INVESTMENT INCOME
   Interest                                                        $     22,347
                                                                   ------------

EXPENSES
   Management Fees and Administrative Services Fees                     890,637
   Amortization of offering costs                                       136,599
   Administration fees                                                   76,561
   Professional fees                                                     73,000
   Insurance expenses                                                    37,338
   Directors fees                                                        17,283
   Custodian fees                                                         6,829
   Other expenses                                                        11,251
                                                                   ------------
       Total expenses                                                 1,249,498
                                                                   ------------

       Fund expenses waived by Investment Manager                      (103,125)
       Fund expenses waived by Administrator                               (886)
                                                                   ------------
       Total waivers and reimbursements                                (104,011)
                                                                   ------------
       Net expenses                                                   1,145,487

                                                                   ------------
       NET INVESTMENT LOSS                                           (1,123,140)
                                                                   ------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT FUND TRANSACTIONS
    Net realized gain from investment fund transactions                 364,401
    Net unrealized appreciation on investment funds                   3,633,623
                                                                   ------------

    Net realized and unrealized gain from investment fund
    transactions                                                      3,998,024
                                                                   ------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           $  2,874,884
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                    Statement of Changes in Members' Capital

                   For the six months ended September 30, 2005
                                   (Unaudited)

                                                            MANAGING          SPECIAL          OTHER
                                                             MEMBER           MEMBER          MEMBERS           TOTAL
FROM INVESTMENT ACTIVITIES
   Net investment loss                                    $       (117)    $       (192)    $ (1,122,831)    $ (1,123,140)
   Net realized gain from investment fund transactions              39               65          364,297          364,401
   Net unrealized appreciation on investment funds                 342              559        3,632,722        3,633,623
   Incentive allocation                                              8          (33,588)          33,580               --
                                                          ---------------------------------------------------------------
       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
           DERIVED FROM OPERATIONS                                 272          (33,156)       2,907,768        2,874,884

FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                            --               --       23,275,663       23,275,663
   Capital redemptions                                              --               --         (641,987)        (641,987)
                                                          ---------------------------------------------------------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED
           FROM CAPITAL TRANSACTIONS                                --               --       22,633,676       22,633,676
                                                          ---------------------------------------------------------------

       NET CHANGE IN MEMBERS' CAPITAL                              272          (33,156)      25,541,444       25,508,560

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                  10,458           79,561       86,505,763       86,595,782
                                                          ---------------------------------------------------------------

       MEMBERS' CAPITAL AT END OF PERIOD                  $     10,730     $     46,405     $112,047,207     $112,104,342
                                                          ===============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Cash Flows

                   For the six months ended September 30, 2005
                                   (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital derived from operations                                $   2,874,884
   Adjustments to reconcile net increase in members' capital derived from operations to net cash used in operating activities:
       Purchases of investment funds                                                         (27,941,234)
       Proceeds from dispositions of investment funds                                         10,344,953
       Net realized gain from investment fund transactions                                      (364,401)
       Net unrealized appreciation on investment funds                                        (3,633,623)
       Amortization of offering costs                                                            136,599
       Decrease in investments paid in advance                                                 1,871,234
       Increase in due from investment fund                                                   (1,023,255)
       Decrease in prepaid fees                                                                   39,136
       Increase in interest receivable                                                            (1,763)
       Decrease in due to Investment Manager                                                    (259,027)
       Increase in professional fees payable                                                      14,000
       Increase in management fees payable                                                        69,425
       Increase in other accrued expenses                                                         44,650
                                                                                           -------------

         NET CASH USED IN OPERATING ACTIVITIES                                               (17,828,422)
                                                                                           -------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                                      19,084,000
   Capital redemptions                                                                          (603,251)
                                                                                           -------------

             NET CASH PROVIDED BY FINANCING ACTIVITIES                                        18,480,749
                                                                                           -------------

NET INCREASE IN CASH                                                                             652,327

Cash and cash equivalents at beginning of period                                                 395,719
                                                                                           -------------

Cash and cash equivalents at end of period                                                 $   1,048,046
                                                                                           =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Highlights

                   For the six months ended September 30, 2005
                                   (Unaudited)

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member for the six month period ended September 30, 2005 :

      TOTAL RETURN BEFORE INCENTIVE ALLOCATION (c)                              2.52%

      INCENTIVE ALLOCATION (c)(d)                                               0.05%
                                                                       -------------
                                                                                2.57%
      TOTAL RETURN AFTER INCENTIVE ALLOCATION (c)

      RATIOS TO AVERAGE NET ASSETS:

          Expenses, before waivers (a) (b)                                      2.48%

          Expenses, net of waivers (a) (b)                                      2.27%

          Incentive allocation                                                 (0.07%)
                                                                       -------------
                                                                                2.20%
          Expenses, net of waivers and incentive allocation (a) (b)

          Net investment loss, before waivers (a) (b)                          (2.44%)

          Net investment loss, net of waivers (a) (b)                          (2.23%)

      Portfolio turnover rate (c)                                              10.51%

      Other Members' Capital, end of period                            $ 112,047,207

(a)   Annualized.

(b) The Investment Manager and PFPC Inc. waived fees and expenses for the period ended September 30, 2005.

(c)   Not annualized.

(d) Incentive fees are calculated on a calendar year basis. For the six months ending 9/30/05 there was a 0.05% reduction in the incentive allocation from 3/31/05.

THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND INCENTIVE ALLOCATION.

THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS, HOWEVER TOTAL RETURNS TAKE INTO ACCOUNT ALL EXPENSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") was organized as a limited liability company on April 6, 2004 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds ("Investment Funds") that are managed by experienced third-party investment advisers ("Portfolio Managers") who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies.

J.P. Morgan Alternative Asset Management, Inc. (the "Investment Manager"), a corporation formed under the laws of the State of Delaware and an affiliate of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Board of Directors (the "Board"). Ehrlich Associates, L.L.C., a limited liability company formed under the laws of the State of Delaware (the "Managing Member"), serves as the managing member of the Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and is a member of the National Futures Association ("NFA").

CMRCC, Inc., a corporation formed under the laws of the State of New York and an affiliate of the Investment Manager, is the special member of the Fund (the "Special Member"). The Special Member is entitled to all performance-based incentive allocations, if any from Members' accounts.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment Manager as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be significant.

C. DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions received, whether in the form of cash or securities, are applied as a

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. DISTRIBUTIONS FROM INVESTMENT FUNDS (CONTINUED)

reduction of the investment's cost when identified by the Investment Fund as a return of capital. Once the investment's cost is received, any further distributions are recognized as realized gains.

D. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

E. FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

F. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

G. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A.

H. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The  Fund  incurred  initial  offering  costs  totaling  approximately  $409,797 comprised

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES (CONTINUED)

principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs have been amortized over a twelve-month period from the commencement of operations.

Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides advisory and other services. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee equal to 0.125% (1.50% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

The Fund and the Investment Manager have entered into an Expense Limitation and Reimbursement Agreement (the "Expense Limitation Agreement"), dated May 26, 2004, under which the Investment Manager will agree to waive its fees and, if necessary, reimburse expenses in respect of the Fund for each fiscal year that the Agreement is in place so that the total operating expenses of the Fund (excluding interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses of the Fund as well as any Incentive Allocation) do not exceed 2.30% (comprising the 1.5% Management Fee, the 0.15% Manager Administrative Services Fee and not more than a further 0.65% for other operating expenses) on an annualized basis of the Fund's net assets as of the end of each month. Under the Expense Limitation Agreement, any waivers or reimbursements made by the Investment Manager will be subject to repayment by the Fund within three years of the end of the fiscal year in which the waiver or reimbursement is made, provided that repayment does not result in the Fund's aggregate operating expenses exceeding the foregoing expense limitations. Total fees waived by the Investment Manager for the six month period ended September 30, 2005 were $103,125.

The Fund has entered into an administration agreement with PFPC Inc. ("PFPC"), whereby PFPC provides fund accounting, investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC an annual fee ranging from 0.035% to 0.075% of the Fund's average net assets, with a minimum monthly fee of $6,250 for administration and

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

accounting, an annual fee of 0.015% of the Fund's average net assets, with a minimum monthly fee of $3,334 for regulatory administration services, and an annual fee for Member services of $150 per Member, with a minimum monthly fee of $1,000. PFPC waived $886 of its fees for the six month period ended September 30, 2005. Any fees waived by PFPC are recoverable from the Fund if the agreement with PFPC is terminated within the first three years of the effective date of the agreement.

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services to the Fund.

4. SECURITY TRANSACTIONS

Aggregate purchases and sales of Investment Funds for the period ended September 30, 2005 amounted to $27,941,234 and $10,344,953, respectively.

5. CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION

Generally, initial and additional subscription for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for interests in the Fund. The initial acceptance for subscriptions for Interests was August 1, 2004 (the "Initial Closing Date"). After the Initial Closing Date, the Fund intends to accept subscriptions for interests as of the first day of each month.

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

5. CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION (CONTINUED)

Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee payable to the Fund will be charged for repurchases of Members' Interests at any time prior to the day immediately preceding the one-year anniversary of a Member's purchase of its Interests.

At the end of each Allocation Period of the Fund, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

At the end of each calendar year, a Member's return on its investment for the year is determined and a portion of the net capital appreciation allocated to each Member's capital account during the year, net of such Member's pro rata share of the Management Fee, is reallocated to the capital account of the Special Member in the following manner: (1) net capital appreciation up to a 6% return remains allocated to such Member (the "Preferred Return"); (2) net capital appreciation in excess of the Preferred Return is reallocated to the Special Member until it has been allocated the next 0.30% of return (the "Catch-Up"); and (3) thereafter, 95% of any net capital appreciation in excess of the Preferred Return plus the Catch-Up remains allocated to such Member, and the remaining 5% of such net capital appreciation is reallocated to the Special Member. The amounts reallocated to the Special Member under (2) and (3) above are referred to as the "Incentive Allocation."

No Incentive Allocation is made, however, with respect to a Member's capital account until any cumulative net capital depreciation previously allocated to such Member's capital account plus any Management Fees and Manager Administrative Service Fees charged to such capital account (the "Loss Carryforward") have been recovered. Any Loss Carryforward of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest. Based upon profits for the nine months ended September 30, 2005, the Incentive Allocation that would be reallocated to the Special Member is $28,847. This amount is subject to change as Incentive Allocations occur at the end of each calendar year.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act. The Investment Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risk by investing in Investment Funds managed by different third party managers, the Investment Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Investment Funds' net asset value. The Fund invests in a limited number of Investment Funds. Such concentration may result in additional risk.

Because of the limitation on rights of redemption and the fact that the Fund's limited liability company interests will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Investment Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Investment Manager and the Managing Member intend to recommend that quarterly offers be made to repurchase up to 25% of the Fund's net assets, there can be no assurance that the Fund will make such offers.

7. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

7. INDEMNIFICATIONS (CONTINUED)

these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. SUBSEQUENT EVENTS

The Fund received subscriptions from investors of $150,000 in advance of September 30, 2005 for a subscription date of October 1, 2005.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board of Directors. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                              TERM OF            PRINCIPAL            IN FUND
                              POSITION(S)    OFFICE(i)         OCCUPATION(S)          COMPLEX
                               HELD WITH   AND LENGTH OF      DURING THE PAST         OVERSEEN       OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND       TIME SERVED           5 YEARS            BY DIRECTOR              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Kenneth H. Beer                            May 26, 2004    Senior Vice President                   Board Member, Children's
Stone Energy Corporation       Director     to present     and Chief Financial          None.      Hospital of New Orleans; Board
625 East Kaliste Saloom Road                               Officer of Stone Energy                 Member, J.P. Morgan Corporate
Lafayette, LA 70508                                        Corporation (oil and gas                Finance Investors; Board Member,
DOB: 6-29-1957                                             company); prior thereto,                J.P. Morgan U.S. Corporate
                                                           Partner, Director of                    Finance Investors II; Board
                                                           Research and Senior                     Member, J.P. Morgan Europe
                                                           Energy Analyst of                       Corporate Finance Investors II;
                                                           Johnson Rice & Co.                      Board Member, J.P. Morgan
                                                           L.L.C. (investment                      Venture Capital Investors; Board
                                                           banking firm).                          Member, J.P. Morgan Venture
                                                                                                   Capital Investors II ; Board
                                                                                                   Member
------------------------------------------------------------------------------------------------------------------------------------
Gerald A. Okerman                          May 26, 2004    President and CEO of         None.      Chairman of the Board,
Minnesota Research Fund,       Director     to present     Minnesota Research Fund                 Talor Building Systems, Inc.;
Suite 260                                                  (technology); prior                     Board Member, Nanocopoeia,
1000 Westgate Drive                                        thereto, Corporate                      Inc.; Board Member, Apprise,
St. Paul, MN 55114                                         Development and                         Inc.; Board Member,
DOB: 2-21-1946                                             Investment Manager                      J.P. Morgan Corporate Finance
                                                           in the Corporate                        Investors; Board Member, J.P.
                                                           Enterprise                              Morgan U.S. Corporate Finance
                                                           Development Department,                 Investors II; Board Member, J.P.
                                                           Minnesota Mining and                    Morgan Europe Corporate Finance
                                                           Manufacturing (3M) (a                   Investors II; Board Member, J.P.
                                                           multinational                           Morgan Venture Capital Investors;
                                                           manufacturing                           Board Member, J.P. Morgan
                                                           company).                               Venture Capital Investors II

------------------------------------------------------------------------------------------------------------------------------------

----------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                              TERM OF            PRINCIPAL            IN FUND
                              POSITION(S)    OFFICE(i)         OCCUPATION(S)          COMPLEX
                               HELD WITH   AND LENGTH OF      DURING THE PAST         OVERSEEN       OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND       TIME SERVED           5 YEARS            BY DIRECTOR              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
S. Lawrence                    Director    May 26, 2004    Executive Vice President     None.      Board Member, AT&T Investment
Prendergast                                 to present     of Finance of LaBranche                 Management Corp.; Board
Prendergast Capital                                        & Co. (specialist firm on               Member, Batterymarch Global
Management                                                 the NYSE); prior thereto                Emerging Markets Fund; Board
270 Davidson Avenue                                        Chairman and CEO of AT&T                Member, Cincinnati Incorporated;
Somerset, NJ  08873                                        Investment Management                   Board Member, Aftermarket
DOB: 4-20-1941                                             Corp. (money management                 Technology Corp.;
                                                           company).                               Private Equity Fund Advisory
                                                                                                   Board Member, E.M. Warburg,
                                                                                                   Pincus & Co.; Private Equity Fund
                                                                                                   Advisory Board Member, Lehman
                                                                                                   Brothers; International Capital
                                                                                                   Markets Advisory Board Member,
                                                                                                   NYSE; Board  Member, Turrell
                                                                                                   Fund; Board Member, J.P. Morgan
                                                                                                   Corporate Finance Investors;
                                                                                                   Board Member, J.P. Morgan U.S.
                                                                                                   Corporate Finance Investors II;
                                                                                                   Board Member, J.P. Morgan
                                                                                                   Europe Corporate Finance
                                                                                                   Investors II; Board Member, J.P.
                                                                                                   Morgan Venture Capital Investors;
                                                                                                   Board Member, J.P. Morgan
                                                                                                   Venture Capital Investors ;
                                                                                                   Board Member, J.P. Morgan
                                                                                                   Venture Capital Investors II

------------------------------------------------------------------------------------------------------------------------------------

----------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                              TERM OF            PRINCIPAL           IN FUND
                              POSITION(S)    OFFICE(i)         OCCUPATION(S)         COMPLEX
                               HELD WITH   AND LENGTH OF      DURING THE PAST        OVERSEEN        OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND       TIME SERVED           5 YEARS           BY DIRECTOR               DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein             Director    May 26, 2005    Managing Director,           None.      Board Member, National Surgical
JPMorgan Investment                         to present     JPMorgan Investment                     Hospitals, Inc.; Board Member,
Management, Inc.                                           Management, Inc.                        Response Insurance; and Board
522 Fifth Avenue, Floor 15                                                                         Member, Performance, Inc.;
New York, NY 10036                                                                                 Advisory Board Member, Accel
DOB: 2-2-1956                                                                                      Partners; Advisory Board
                                                                                                   Member, Apax US/Patricof & Co.;
                                                                                                   Advisory Board Member, Clayton,
                                                                                                   Dubilier & Rice; Advisory Board
                                                                                                   Member, Exxel Capital Partners;
                                                                                                   Advisory Board Member, Fenway
                                                                                                   Partners; Advisory Board
                                                                                                   Member, Great Hill Equity
                                                                                                   Partners; Advisory Board
                                                                                                   Member, MeriTech Capital
                                                                                                   Partners; Advisory Board
                                                                                                   Member, New Enterprise
                                                                                                   Associates; Advisory Board
                                                                                                   Member, North Bridge Venture
                                                                                                   Partners; Advisory Board
                                                                                                   Member, Redpoint Venture
                                                                                                   Partners; Advisory Board
                                                                                                   Member, TA Associates; and
                                                                                                   Advisory Board Member, Welsh,
                                                                                                   Carson, Anderson & Stowe.

------------------------------------------------------------------------------------------------------------------------------------

----------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                              TERM OF OFFICE
                                                               AND LENGTH OF         PRINCIPAL OCCUPATION(S) DURING THE PAST
    NAME, ADDRESS, AND AGE      POSITION(S) HELD WITH FUND      TIME SERVED                            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein               Chief Executive Officer        May 26, 2005      Managing Director, JPMorgan Investment
JPMorgan Investment                                              to present       Management, Inc.
Management, Inc.
522 Fifth Avenue, Floor 15
New York, NY 10036
DOB: 2-2-1956

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. DiVuolo                Chief Financial Officer        May 26, 2005      Vice President and Chief Financial Officer,
J.P. Morgan Alternative Asset                                    to present       J.P. Morgan Alternative Asset Management,
Management, Inc.                                                                  Inc.; prior thereto Senior Vice President,
522 Fifth Avenue, Floor 10                                                        Kenmar Advisory Corp. (an asset management firm).
New York, NY 10036
DOB: 7-27-1960

------------------------------------------------------------------------------------------------------------------------------------

The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-837-1432, and (ii) on the Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                J.P. Morgan Multi-Strategy Fund, L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date        November 25, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date        November 25, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date        November 25, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.